Investments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	$ 550	$ 659
Investments	63	5
Results of equity-accounted investments	113	129
Translation adjustment	3	(187)
Other comprehensive income		232
Dividends	(75)	(56)
Balance at June 30, 2025	654	778
Restructuring, capital decrease and others		(4)
Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	464	481
Investments	60	2
Results of equity-accounted investments	111	90
Translation adjustment	(1)	1
Other comprehensive income	3
Dividends	(74)	(54)
Balance at June 30, 2025	563	520
Restructuring, capital decrease and others
Total for all associates [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	86	178
Investments	3	3
Results of equity-accounted investments	2	39
Translation adjustment	4	(188)
Other comprehensive income	(3)	232
Dividends	(1)	(2)
Balance at June 30, 2025	$ 91	258
Restructuring, capital decrease and others		$ (4)